Document And Entity Information (USD $)	3 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Dec. 31, 2010
Entity Registrant Name	PARAMOUNT GOLD & SILVER CORP.
Entity Central Index Key	0001342854
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 442,000,000
Entity Common Stock, Shares Outstanding		136,887,012
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Document Type	S-1
Amendment Flag	false
Document Period End Date	Apr. 19, 2012